Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts payable		$ 12,394	$ 12,013
Other accrued expenses		2,893	2,756
Customer deposits		3,999	3,446
Accrued compensation		3,211	2,801
Accrued charge-backs		2,373	1,790
Accrued interest		311	231
Total		25,181	$ 23,037
Successor [Member]
Accounts payable	$ 9,741
Other accrued expenses	2,315
Customer deposits	5,127
Accrued compensation	4,538
Accrued charge-backs	2,582
Accrued interest	258
Total	$ 24,561
Predecessor [Member]
Accounts payable		12,394
Other accrued expenses		2,893
Customer deposits		3,999
Accrued compensation		3,211
Accrued charge-backs		2,373
Accrued interest		311
Total		$ 25,181